BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2024
BUSINESS COMBINATION
Schedule of discounted cash flow method after considering a discount
Fair value of total consideration transferred:
Equity instrument (1.374 million Class A Ordinary Shares issued)	$7,081,250

Subtotal	$7,081,250

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	$1,897,214
Fair value of non-controlling interests	-
Goodwill*	$5,184,036
Fair value of total consideration transferred:
Equity instrument (4.2 million Class A Ordinary Shares issued)	$3,736,320
Cash consideration	7,492,391
Subtotal	$11,228,711

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	$3,161,523
Fair value of non-controlling interests*	4,010,254
Goodwill*	$12,077,442
Fair value of total consideration transferred:
Equity instrument (10 million Class A Ordinary Shares issued)	$3,650,000
Cash consideration	8,000,000

Subtotal	$11,650,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	$3,490,427
Fair value of non-controlling interests	-
Goodwill*	$8,159,573